CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies Commitments And Responsibilities
Schedule of provisions in the consolidated statement of financial position

These amounts are recorded as provisions in the Consolidated Statement of Financial Position.

	As of December 31,
	2017	2016
	MCh$	MCh$
Balance as of January, 1	9,724	59
Integration Itaú Corpbanca	—	1,019
Established provision	586	8,952
Provision released	—	—
Application of provisions	—	(17)
Others	(214)	(289)
Total	10,096	9,724

Schedule of bank and its subsidiaries are contractually obliged to provide loans, maintain off-balance sheet

The following table contains the amounts for which the Bank and its Subsidiaries are contractually obliged to provide loans and maintain off-balance sheet accounts:

	As of December 31,
	2017	2016
	MCh$	MCh$
Collaterals and Guarantees	262,924	264,081
Confirmes foreign letters of credit	3,824	167
Letter of credit	88,940	64,216
Bank Guarantees	1,286,807	1,146,598
Cleared lines of credit	2,349,626	2,581,859
Other credit commitments	1,299,494	1,253,215
Total	5,291,615	5,310,136

Schedule of responsibilities arising from the normal course of business maintain off-balance sheet

The Bank and its subsidiaries have the following responsibilities arising from the normal course of business regarding maintenance off-balance sheet accounts:

	As of December 31,
	2017	2016
	MCh$	MCh$
Third Party Operations
Collections	26,143	41,171
Transferred financial assets administred by the bank	997,530	883,902
Third party funds under management	2,215,038	1,165,764
Subtotal	3,238,711	2,090,837
Security Custody
Security in custody held by the bank	8,675,906	5,636,858
Securities in custody deposited in another entity	549,848	455,678
Bank-issued Securities	163,713	200,333
Subtotal	9,389,467	6,292,869
Total	12,628,178	8,383,706

Schedule of policies	policies:
Entity	From	End	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04/15/2017	04/14/2018	(a) 60,000 and (b) 500	Corpbanca Corredora de Seguros

Schedule of damages that may be incurred by insured parties that contract policies

  As established in Article 58, letter D of DFL 251 and SVS Ruling No. 1,160, the subsidiary has taken out liability (a) and guarantee (b) policies to cover the risk of potential damages that could affect it and to ensure correct and full compliance with all obligations arising from its activities and, especially, regarding damages that may be incurred by insured parties that contract policies through the brokerage house.

Entity	From	End	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04/15/2017	04/14/2018	(a) 60,000 and (b) 500	Itaú Corredora de Seguros

Schedule of performance bond

The detail of the bank guarantee certificate is as follows:

Entity	From	End	Amount (UF)	Beneficiary
Itaú Chile	06/30/2017	04/22/2017	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	06/30/2017	04/22/2017	4,000	Bolsa de Comercio de Santiago

Schedule of comprehensive insurance policy

Amounts recorded with respect to the comprehensive insurance policy ere the following:

Entity	From	End	Amount (MUS$)	Beneficiary
Orion Seguros Generales S.A	05/01/2017	04/30/2017	5,000 and 10,000	Bolsa Electronica de Chile

Schedule of performance bond	Amounts recorded with respect to the comprehensive insurance policy were the following:
Entity	From	End	Amount (MUS$)	Beneficiary
Itaú Chile	20/04/2017	20/04/2018	10.000	Itaú Chile